NATIXIS FUNDS

Supplement dated May 2, 2011 to the Class A, B and C Prospectus and the Class A and C Prospectus, as applicable, each dated February 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Disciplined Equity Fund	Loomis Sayles Growth Fund
Loomis Sayles Global Equity and Income Fund	Loomis Sayles Mid Cap Growth Fund Loomis Sayles Value Fund

Effective immediately, the following sentence is added under the bar chart in the section “Risk/Return Bar Chart and Table” within the section “Investments, Risks and Performance” with regard to Loomis Sayles Global Equity and Income Fund:

The Fund’s Class A shares total return year to date as of March 31, 2011 was 5.11%.

Effective immediately, the paragraph describing Cumulative Purchase Discount under the sub-section “How Sales Charges are Calculated – Reducing Front End Sales Charges” within the section “Fund Services” of the Prospectuses are amended and restated as follows:

•

Cumulative Purchase Discount – You may be entitled to a reduced sales charge if your “total investment” reaches a breakpoint for a reduced sales charge. The total investment is determined by adding the amount of your current purchase in a Fund, including the applicable sales charge, to the current public offering price of all series and classes of shares of the Natixis Funds held by you in one or more accounts. Certain shares held through Loomis Sayles Distributors, L.P. may not be eligible for this privilege. If your total investment exceeds a sales charge breakpoint in the table above, the lower sales charge applies to the entire amount of your current purchase in a Fund.

Effective immediately, the second bullet under the sub-section “How Sales Charges are Calculated – Eliminating Front-End Sales Charges and CDSCs” within the section “Fund Services” of the Prospectuses is amended and restated as follows:

•

Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor (this also applies to spouses and children under the age of 21 of those mentioned);

Effective immediately, the second paragraph under the sub-section “Repurchasing Fund Shares” within the section “Fund Services” of the Prospectuses is deleted in its entirety.

Effective immediately, number 2 under the sub-section “It’s Easy to Open an Account” within the section “Fund Services” of the Prospectuses is amended and restated as follows:

2.	Determine how much you wish to invest. See the chart showing the investment minimums for various types of accounts in the section “Purchase and Sale of Fund Shares.”

•

The Distributor, at its sole discretion, may lower investment minimums for accounts associated with wrap-fee programs sponsored by certain broker-dealers and investment advisers and for accounts associated with certain other defined contribution plans not using the Natixis Funds’ prototype document.

•

The Distributor, at its sole discretion, may waive the investment minimums for new accounts established into existing Corporate Retirement Plans and existing SEP-IRA, SARSEP and Keogh Plans using the Natixis Funds’ prototype document.

•	The Funds are not available to new SIMPLE IRAs.

•

Class A shares of the Funds are available to Fund trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) with no initial or subsequent investment minimum.

Effective immediately, the paragraphs under the sub-section “Minimum Balance Policy” within the section “Fund Services” of the Prospectuses are amended and restated as follows:

In order to address the relatively higher costs of servicing smaller fund positions, on an annual basis each Fund may close an account and send the account holder the proceeds if the account falls below $50 for direct accounts and $500 for networked accounts. The valuation of account balances for this purpose and the liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year.

Certain accounts, such as accounts that fall below the minimum as a result of the automatic conversion from Class B to Class A shares, accounts using the Natixis Funds’ prototype document (including IRAs, Keogh plans, 403(b)(7) plans and Coverdell Education Savings Accounts) and accounts associated with wrap fee programs or defined contribution plans, are excepted from the liquidation. However, the Funds reserve the right to liquidate any account with a balance of one share or less regardless of account type.

Effective immediately, the following paragraph under the sub-section “Selling Shares – To Sell Some or All of Your Shares” within the section “Fund Services” of the Prospectuses is amended and restated as follows:

Certain restrictions may apply. Redemption proceeds may not be available immediately upon redemption for shares purchased by check, through ACH or Investment Builder. See the section “Restrictions on Buying, Selling and Exchanging Shares.” Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers, $50 for international wire transfers or $20.50 for overnight delivery. These fees are subject to change.

Effective immediately, the following revisions are made to the table under the sub-section “Selling Shares – To Sell Some or All of Your Shares” within the section “Fund Services” of the Prospectuses:

The fourth bullet in the “By Mail” section of the table is amended and restated as follows:

•

Proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order, although it may take longer. See the sections “Selling Restrictions” and “Selling Shares in Writing.”

The third bullet in the “By Wire” section of the table is amended and restated as follows:

•

Proceeds (less any applicable CDSC) will generally be wired on the next business day, although it may take longer. See the sections “Selling Restrictions” and “Selling Shares in Writing.” A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire. If you have not signed up for banking information on your application, please call Natixis Funds at 800-225-5478 or visit ga.natixis.com for a Service Options Form. A medallion signature guarantee may be require.

The fifth bullet in the “Through ACH” section of the table is amended and restated as follows:

•	Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days, although it may take longer. See the sections “Selling Restrictions” and “Selling Shares in Writing.”

The bullet in the “By Telephone” section of the table is amended and restated as follows:

•

Call Natixis Funds at 800-225-5478 to choose the method you wish to redeem your shares. You may receive your proceeds (less any applicable CDSC) by mail, by wire or through ACH (see above) subject to certain restrictions. See the sections “Selling Restrictions” and “Selling Shares in Writing.”

The second bullet in the “By Systematic Withdrawal” section of the table is amended and restated as follows:

•	Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan. See the sections “Selling Restrictions” and “Selling Shares in Writing.”

Effective immediately, the second bullet under the sub-section “Selling Shares in Writing” within the section “Fund Services” of the Prospectuses is amended and restated as follows:

•	you are selling more than $100,000 worth of shares and you are requesting the proceeds by check (this does not apply to IRA transfer of assets to a new custodian);

Effective immediately, the following paragraph is added as the third paragraph under the sub-section “Exchanging Shares” within the section “Fund Services” of the Prospectuses:

Class A shares of a fund acquired by Fund trustees, former Fund trustees, employees of affiliates of the Natixis Funds, individuals who are affiliated with any Natixis Fund (including spouses, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis and Natixis affiliate benefit plans (collectively, “Natixis affiliated shareholders”) may be exchanged for Class Y shares of the same fund without payment of a CDSC.

Effective immediately, the following paragraph is added after the bulleted items under the section “Dividends and Distributions” of the Prospectuses:

If a dividend or capital gain distribution check remains uncashed for six months or is undeliverable by the United States Postal Service and your account is still open, the Fund will reinvest the dividend or distribution in additional shares of the Fund promptly after making this determination and the check will be canceled. In addition, future dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund unless you subsequently contact the Fund and request to receive distributions by check.

NATIXIS FUNDS

Supplement dated May 2, 2011 to the Class A, B and C Prospectus, as applicable, each dated February 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund Loomis Sayles High Income Fund	Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles International Bond Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles Investment Grade Bond Fund

Effective immediately, the following paragraph under the section “Fund Fees & Expenses” within each Fund Summary is amended and restated as follows:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 53 of the Prospectus and on page 106 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Effective immediately, the following sentence is added under the bar chart in the section “Risk/Return Bar Chart and Table” within the section “Investments, Risks and Performance” with regard to Loomis Sayles Core Plus Bond Fund:

The Fund’s Class A shares total return year to date as of March 31, 2011 was 1.71%.

Effective immediately, the following sentence is added under the bar chart in the section “Risk/Return Bar Chart and Table” within the section “Investments, Risks and Performance” with regard to Loomis Sayles High Income Fund:

The Fund’s Class A shares total return year to date as of March 31, 2011 was 4.94%.

Effective immediately, the following sentence is added under the bar chart in the section “Risk/Return Bar Chart and Table” within the section “Investments, Risks and Performance” with regard to Loomis Sayles International Bond Fund:

The Fund’s Class A shares total return year to date as of March 31, 2011 was 2.70%.

Effective immediately, the following sentence is added under the bar chart in the section “Risk/Return Bar Chart and Table” within the section “Investments, Risks and Performance” with regard to Loomis Sayles Investment Grade Bond Fund:

The Fund’s Class A shares total return year to date as of March 31, 2011 was 2.15%.

Effective immediately, the following sentence is added under the bar chart in the section “Risk/Return Bar Chart and Table” within the section “Investments, Risks and Performance” with regard to Loomis Sayles Limited Term Government and Agency Fund:

The Fund’s Class A shares total return year to date as of March 31, 2011 was 0.44%.

Effective immediately, the following sentence is added under the bar chart in the section “Risk/Return Bar Chart and Table” within the section “Investments, Risks and Performance” with regard to Loomis Sayles Strategic Income Fund:

The Fund’s Class A shares total return year to date as of March 31, 2011 was 3.63%.

Effective immediately, the paragraphs describing Letter of Intent and Cumulative Purchase Discount under the sub-section “How Sales Charges are Calculated – Reducing Front End Sales Charges” within the section “Fund Services” of the Prospectuses are amended and restated as follows:

•

Letter of Intent – By signing a Letter of Intent, you may purchase Class A shares of any Natixis Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $100,000 or more within 13 months. Purchases of all shares may be used toward meeting the Letter of Intent.

•

Cumulative Purchase Discount – You may be entitled to a reduced sales charge if your “total investment” reaches a breakpoint for a reduced sales charge. The total investment is determined by adding the amount of your current purchase in a Fund, including the applicable sales charge, to the current public offering price of all series and classes of shares of the Natixis Funds held by you in one or more accounts. Certain shares held through Loomis Sayles Distributors, L.P. may not be eligible for this privilege. If your total investment exceeds a sales charge breakpoint in the table above, the lower sales charge applies to the entire amount of your current purchase in a Fund.

Effective immediately, the second bullet under the sub-section “How Sales Charges are Calculated – Eliminating Front-End Sales Charges and CDSCs” within the section “Fund Services” of the Prospectuses is amended and restated as follows:

•

Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor (this also applies to spouses and children under the age of 21 of those mentioned);

Effective immediately, the second paragraph under the sub-section “Repurchasing Fund Shares” within the section “Fund Services” of the Prospectuses is deleted in its entirety.

Effective immediately, number 2 under the sub-section “It’s Easy to Open an Account” within the section “Fund Services” of the Prospectuses is amended and restated as follows:

2.	Determine how much you wish to invest. See the chart showing the investment minimums for various types of accounts in the section “Purchase and Sale of Fund Shares.”

•

The Distributor, at its sole discretion, may lower investment minimums for accounts associated with wrap-fee programs sponsored by certain broker-dealers and investment advisers and for accounts associated with certain other defined contribution plans not using the Natixis Funds’ prototype document.

•

The Distributor, at its sole discretion, may waive the investment minimums for new accounts established into existing Corporate Retirement Plans and existing SEP-IRA, SARSEP and Keogh Plans using the Natixis Funds’ prototype document.

•	The Funds are not available to new SIMPLE IRAs.

•

Class A shares of the Funds are available to Fund trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) with no initial or subsequent investment minimum.

Effective immediately, the paragraphs under the sub-section “Minimum Balance Policy” within the section “Fund Services” of the Prospectuses are amended and restated as follows:

In order to address the relatively higher costs of servicing smaller fund positions, on an annual basis each Fund may close an account and send the account holder the proceeds if the account falls below $50 for direct accounts and $500 for networked accounts. The valuation of account balances for this purpose and the liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year.

Certain accounts, such as accounts that fall below the minimum as a result of the automatic conversion from Class B to Class A shares, accounts using the Natixis Funds’ prototype document (including IRAs, Keogh plans, 403(b)(7) plans and Coverdell Education Savings Accounts) and accounts associated with wrap fee programs or defined contribution plans, are excepted from the liquidation. However, the Funds reserve the right to liquidate any account with a balance of one share or less regardless of account type.

Effective immediately, the following paragraph under the sub-section “Selling Shares – To Sell Some or All of Your Shares” within the section “Fund Services” of the Prospectuses is amended and restated as follows:

Certain restrictions may apply. Redemption proceeds may not be available immediately upon redemption for shares purchased by check, through ACH or Investment Builder. See the section “Restrictions on Buying, Selling and Exchanging Shares.” Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers, $50 for international wire transfers or $20.50 for overnight delivery. These fees are subject to change.

Effective immediately, the following revisions are made to the table under the sub-section “Selling Shares – To Sell Some or All of Your Shares” within the section “Fund Services” of the Prospectuses:

The fourth bullet in the “By Mail” section of the table is amended and restated as follows:

•

Proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order, although it may take longer. See the sections “Selling Restrictions” and “Selling Shares in Writing.”

The third bullet in the “By Wire” section of the table is amended and restated as follows:

•

Proceeds (less any applicable CDSC) will generally be wired on the next business day, although it may take longer. See the sections “Selling Restrictions” and “Selling Shares in Writing.” A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire. If you have not signed up for banking information on your application, please call Natixis Funds at 800-225-5478 or visit ga.natixis.com for a Service Options Form. A medallion signature guarantee may be require.

The fifth bullet in the “Through ACH” section of the table is amended and restated as follows:

•	Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days, although it may take longer. See the sections “Selling Restrictions” and “Selling Shares in Writing.”

The bullet in the “By Telephone” section of the table is amended and restated as follows:

•

Call Natixis Funds at 800-225-5478 to choose the method you wish to redeem your shares. You may receive your proceeds (less any applicable CDSC) by mail, by wire or through ACH (see above) subject to certain restrictions. See the sections “Selling Restrictions” and “Selling Shares in Writing.”

The second bullet in the “By Systematic Withdrawal” section of the table is amended and restated as follows:

•	Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan. See the sections “Selling Restrictions” and “Selling Shares in Writing.”

Effective immediately, the second bullet under the sub-section “Selling Shares in Writing” within the section “Fund Services” of the Prospectuses is amended and restated as follows:

•	you are selling more than $100,000 worth of shares and you are requesting the proceeds by check (this does not apply to IRA transfer of assets to a new custodian);

Effective immediately, the following paragraph is added as the third paragraph under the sub-section “Exchanging Shares” within the section “Fund Services” of the Prospectuses:

Class A shares of a fund acquired by Fund trustees, former Fund trustees, employees of affiliates of the Natixis Funds, individuals who are affiliated with any Natixis Fund (including spouses, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis and Natixis affiliate benefit plans (collectively, “Natixis affiliated shareholders”) may be exchanged for Class Y shares of the same fund without payment of a CDSC.

Effective immediately, the following paragraph is added after the bulleted items under the section “Dividends and Distributions” of the Prospectuses:

If a dividend or capital gain distribution check remains uncashed for six months or is undeliverable by the United States Postal Service and your account is still open, the Fund will reinvest the dividend or distribution in additional shares of the Fund promptly after making this determination and the check will be canceled. In addition, future dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund unless you subsequently contact the Fund and request to receive distributions by check.

NATIXIS FUNDS

Supplement dated May 2, 2011 to the Class Y and Admin Class Prospectus dated February 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Disciplined Equity Fund	Loomis Sayles Growth Fund
Loomis Sayles Global Equity and Income Fund	Loomis Sayles Mid Cap Growth Fund Loomis Sayles Value Fund

Effective immediately, the following sentence is added under the bar chart in the section “Risk/Return Bar Chart and Table” within the section “Investments, Risks and Performance” with regard to Loomis Sayles Disciplined Equity Fund:

The Fund’s Class Y shares total return year to date as of March 31, 2011 was 7.18%.

Effective immediately, the following sentence is added under the bar chart in the section “Risk/Return Bar Chart and Table” within the section “Investments, Risks and Performance” with regard to Loomis Sayles Global Equity and Income Fund:

The Fund’s Class Y shares total return year to date as of March 31, 2011 was 5.16%.

Effective immediately, the following sentence is added under the bar chart in the section “Risk/Return Bar Chart and Table” within the section “Investments, Risks and Performance” with regard to Loomis Sayles Growth Fund:

The Fund’s Class Y shares total return year to date as of March 31, 2011 was 2.01%.

Effective immediately, the following sentence is added under the bar chart in the section “Risk/Return Bar Chart and Table” within the section “Investments, Risks and Performance” with regard to Loomis Sayles Mid Cap Growth Fund:

The Fund’s Class Y shares total return year to date as of March 31, 2011 was 12.08%.

Effective immediately, the following sentence is added under the bar chart in the section “Risk/Return Bar Chart and Table” within the section “Investments, Risks and Performance” with regard to Loomis Sayles Value Fund:

The Fund’s Class Y shares total return year to date as of March 31, 2011 was 6.93%.

Effective immediately, the last three bullets have been removed from the section “Purchase and Sale of Fund Shares” and the following bullet is added as the sixth bullet within each Fund Summary:

•

Fund trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

Effective immediately, the last paragraph of the section “Purchase and Sale of Fund Shares” has been replaced with the following within each Fund Summary:

The Fund’s shares are available for purchase (and are redeemable on any business day) through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ga.natixis.com, through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Effective immediately, the following revisions are made to the table under the sub-section “Buying Shares” within the section “Fund Services” of the Prospectuses:

The first and second bullets in the “By Exchange” section of the table under the column “Opening an Account” are amended and restated as follows:

•	Call your investment dealer or Natixis Funds at 800-225-5478 or visit ga.natixis.com to 1) obtain a current prospectus for the Fund into which you are exchanging and 2) request an exchange.

The bullet in the “By Exchange” section of the table under the column “Adding to an Account” is amended and restated as follows:

•	Call your investment dealer or Natixis Funds at 800-225-5478 or visit ga.natixis.com to request an exchange.

The first bullet in the “Automatic Investing Through Investment Builder” section of the table under the column “Opening an Account” is amended and restated as follows:

•	Although you cannot open an account through Investment Builder, you may add this feature by selecting it on your account application. The fund minimum must be met to establish an account.

Effective immediately, the following paragraph under the sub-section “Selling Shares Shares – To Sell Some or All of Your Shares” within the section “Fund Services” of the Prospectuses is amended and restated as follows:

Certain restrictions may apply. Redemption proceeds may not be available immediately upon redemption for shares purchased by check, through ACH or Investment Builder. See the section “Restrictions on Buying, Selling and Exchanging Shares.” Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers, $50 for international wire transfers or $20.50 for overnight delivery. These fees are subject to change.

Effective immediately, the following revisions are made to the table under the sub-section “Selling Shares – To Sell Some or All of Your Shares” within the section “Fund Services” of the Prospectuses:

The fourth bullet in the “By Mail” section of the table is amended and restated as follows:

•

Your proceeds will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order, although it may take longer. See the sections “Selling Shares in Writing” and “Selling Restrictions.”

The second bullet in the “By Exchange” section of the table is amended and restated as follows:

•	Call Natixis Funds or visit ga.natixis.com to request an exchange.

The third bullet in the “By Wire” section of the table is amended and restated as follows:

•

Proceeds will generally be wired on the next business day, although it may take longer. See the sections “Selling Shares in Writing” and “Selling Restrictions.” A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.

The fourth and fifth bullets in the “Through ACH” section of the table are amended and restated as follows:

•	Call Natixis Funds or visit ga.natixis.com to request an ACH redemption or indicate in your redemption letter that you wish to have your proceeds sent to your bank through ACH.

•	Proceeds will generally arrive at your bank within three business days, although it may take longer. See the sections “Selling Shares in Writing” and “Selling Restrictions.”

The bullet in the “By Telephone” section of the table is amended and restated as follows:

•

Call Natixis Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds by mail, by wire or through ACH (see above), subject to certain restrictions. See the sections “Selling Shares in Writing” and “Selling Restrictions.”

The second bullet in the “By Systematic Withdrawal Plan” section of the table is amended and restated as follows:

•	Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan. See the sections “Selling Shares in Writing” and “Selling Restrictions.”

Effective immediately, the second bullet under the sub-section “Selling Shares in Writing” within the section “Fund Services” of the Prospectuses is amended and restated as follows:

•	you are selling more than $100,000 worth of shares and you are requesting the proceeds by check (this does not apply to IRA transfer of assets to a new custodian);

Effective immediately, the following paragraph is added as the third paragraph under the sub-section “Exchanging Shares” within the section “Fund Services” of the Prospectuses:

Class A shares of a fund acquired by Fund trustees, former Fund trustees, employees of affiliates of the Natixis Funds, individuals who are affiliated with any Natixis Fund (including spouses, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis and Natixis affiliate benefit plans (collectively, “Natixis affiliated shareholders”) may be exchanged for Class Y shares of the same fund without payment of a CDSC.

Effective immediately, the following paragraph is added after the bulleted items under the section “Dividends and Distributions” of the Prospectuses:

If a dividend or capital gain distribution check remains uncashed for six months or is undeliverable by the United States Postal Service and your account is still open, the Fund will reinvest the dividend or distribution in additional shares of the Fund promptly after making this determination and the check will be canceled. In addition, future dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund unless you subsequently contact the Fund and request to receive distributions by check.

NATIXIS FUNDS

Supplement dated May 2, 2011 to the Class Y and Admin Class Prospectus dated February 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund Loomis Sayles High Income Fund	Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles International Bond Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles Investment Grade Bond Fund

Effective immediately, the following sentence is added under the bar chart in the section “Risk/Return Bar Chart and Table” within the section “Investments, Risks and Performance” with regard to Loomis Sayles Core Plus Bond Fund:

The Fund’s Class Y shares total return year to date as of March 31, 2011 was 1.68%.

Effective immediately, the following sentence is added under the bar chart in the section “Risk/Return Bar Chart and Table” within the section “Investments, Risks and Performance” with regard to Loomis Sayles High Income Fund:

The Fund’s Class Y shares total return year to date as of March 31, 2011 was 5.02%.

Effective immediately, the following sentence is added under the bar chart in the section “Risk/Return Bar Chart and Table” within the section “Investments, Risks and Performance” with regard to Loomis Sayles International Bond Fund:

The Fund’s Class Y shares total return year to date as of March 31, 2011 was 2.76%.

Effective immediately, the following sentence is added under the bar chart in the section “Risk/Return Bar Chart and Table” within the section “Investments, Risks and Performance” with regard to Loomis Sayles Investment Grade Bond Fund:

The Fund’s Class Y shares total return year to date as of March 31, 2011 was 2.28%.

Effective immediately, the following sentence is added under the bar chart in the section “Risk/Return Bar Chart and Table” within the section “Investments, Risks and Performance” with regard to Loomis Sayles Limited Term Government and Agency Fund:

The Fund’s Class Y shares total return year to date as of March 31, 2011 was 0.50%.

Effective immediately, the following sentence is added under the bar chart in the section “Risk/Return Bar Chart and Table” within the section “Investments, Risks and Performance” with regard to Loomis Sayles Strategic Income Fund:

The Fund’s Class Y shares total return year to date as of March 31, 2011 was 3.70%.

Effective immediately, the last three bullets have been removed from the section “Purchase and Sale of Fund Shares” and the following bullet is added as the sixth bullet within each Fund Summary:

•

Fund trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

Effective immediately, the last paragraph of the section “Purchase and Sale of Fund Shares” has been replaced with the following within each Fund Summary:

The Fund’s shares are available for purchase (and are redeemable on any business day) through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ga.natixis.com, through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Effective immediately, the following revisions are made to the table under the sub-section “Buying Shares” within the section “Fund Services” of the Prospectuses:

The first and second bullets in the “By Exchange” section of the table under the column “Opening an Account” are amended and restated as follows:

•	Call your investment dealer or Natixis Funds at 800-225-5478 or visit ga.natixis.com to 1) obtain a current prospectus for the Fund into which you are exchanging and 2) request an exchange.

The bullet in the “By Exchange” section of the table under the column “Adding to an Account” is amended and restated as follows:

•	Call your investment dealer or Natixis Funds at 800-225-5478 or visit ga.natixis.com to request an exchange.

The first bullet in the “Automatic Investing Through Investment Builder” section of the table under the column “Opening an Account” is amended and restated as follows:

•	Although you cannot open an account through Investment Builder, you may add this feature by selecting it on your account application. The fund minimum must be met to establish an account.

Effective immediately, the following paragraph under the sub-section “Selling Shares – To Sell Some or All of Your Shares” within the section “Fund Services” of the Prospectuses is amended and restated as follows:

Certain restrictions may apply. Redemption proceeds may not be available immediately upon redemption for shares purchased by check, through ACH or Investment Builder. See the section “Restrictions on Buying, Selling and Exchanging Shares.” Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers, $50 for international wire transfers or $20.50 for overnight delivery. These fees are subject to change.

Effective immediately, the following revisions are made to the table under the sub-section “Selling Shares – To Sell Some or All of Your Shares” within the section “Fund Services” of the Prospectuses:

The fourth bullet in the “By Mail” section of the table is amended and restated as follows:

•

Your proceeds will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order, although it may take longer. See the sections “Selling Shares in Writing” and “Selling Restrictions.”

The second bullet in the “By Exchange” section of the table is amended and restated as follows:

•	Call Natixis Funds or visit ga.natixis.com to request an exchange.

The third bullet in the “By Wire” section of the table is amended and restated as follows:

•

Proceeds will generally be wired on the next business day, although it may take longer. See the sections “Selling Shares in Writing” and “Selling Restrictions.” A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.

The fourth and fifth bullets in the “Through ACH” section of the table are amended and restated as follows:

•	Call Natixis Funds or visit ga.natixis.com to request an ACH redemption or indicate in your redemption letter that you wish to have your proceeds sent to your bank through ACH.

•	Proceeds will generally arrive at your bank within three business days, although it may take longer. See the sections “Selling Shares in Writing” and “Selling Restrictions.”

The bullet in the “By Telephone” section of the table is amended and restated as follows:

•

Call Natixis Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds by mail, by wire or through ACH (see above), subject to certain restrictions. See the sections “Selling Shares in Writing” and “Selling Restrictions.”

The second bullet in the “By Systematic Withdrawal Plan” section of the table is amended and restated as follows:

•	Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan. See the sections “Selling Shares in Writing” and “Selling Restrictions.”

Effective immediately, the second bullet under the sub-section “Selling Shares in Writing” within the section “Fund Services” of the Prospectuses is amended and restated as follows:

•	you are selling more than $100,000 worth of shares and you are requesting the proceeds by check (this does not apply to IRA transfer of assets to a new custodian);

Effective immediately, the following paragraph is added as the third paragraph under the sub-section “Exchanging Shares” within the section “Fund Services” of the Prospectuses:

Class A shares of a fund acquired by Fund trustees, former Fund trustees, employees of affiliates of the Natixis Funds, individuals who are affiliated with any Natixis Fund (including spouses, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and

Natixis and Natixis affiliate benefit plans (collectively, “Natixis affiliated shareholders”) may be exchanged for Class Y shares of the same fund without payment of a CDSC.

Effective immediately, the following paragraph is added after the bulleted items under the section “Dividends and Distributions” of the Prospectuses:

If a dividend or capital gain distribution check remains uncashed for six months or is undeliverable by the United States Postal Service and your account is still open, the Fund will reinvest the dividend or distribution in additional shares of the Fund promptly after making this determination and the check will be canceled. In addition, future dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund unless you subsequently contact the Fund and request to receive distributions by check.

LOOMIS SAYLES FUNDS

Supplement dated May 2, 2011 to the Admin, Retail and Institutional Class Prospectuses each dated February 1, 2011, as may be revised or supplemented from time to time for the following funds:

Loomis Sayles Bond Fund	Loomis Sayles Intermediate Duration Bond
Loomis Sayles Global Bond Fund	Fund
Loomis Sayles Inflation Protected Securities	Loomis Sayles Small Cap Growth Fund
Fund	Loomis Sayles Small Cap Value Fund

Supplement dated May 2, 2011 to the Institutional Class Prospectuses each dated February 1, 2011, as may be revised or supplemented from time to time for the following Funds:

Loomis Sayles Fixed Income Fund Loomis Sayles Institutional High Income Fund	Loomis Sayles Investment Grade Fixed Income Fund

Effective immediately, the following paragraph is inserted below the table discussing investment minimums in the section “How to Purchase Shares” of the Prospectuses:

Institutional Class shares of the Funds are available to Fund trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) with no initial or subsequent investment minimum.

Effective immediately, the paragraph under the sub-section “Small Account Policy” within the section “How to Purchase Shares” of the Prospectuses is amended and restated as follows:

Minimum Balance Policy. In order to address the relatively higher costs of servicing smaller fund positions, on an annual basis each Fund may close an account and send the account holder the proceeds if the account falls below $50 for direct accounts and $500 for networked accounts. The valuation of account balances for this purpose and the liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year.

Certain accounts such as those using the Loomis Sayles’ Funds’ prototype document including IRAs, and accounts associated with wrap fee programs or defined contribution plans, are excepted from the liquidation. However, the Funds reserve the right to liquidate any account with a balance of one share or less regardless of the account type.

Effective immediately, the following paragraph is removed from the sub-section “By Mail” within the section “How to Redeem Shares”:

If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

Effective immediately, the following paragraph is added after bulleted items under the section “Dividends and Distributions” of the Prospectuses:

If a dividend or capital gain distribution check remains uncashed for six months or is undeliverable by the United States Postal Service and your account is still open, the Fund will reinvest the dividend or distribution in additional shares of the Fund promptly after making this determination and the check will be canceled. In addition, future dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund unless you subsequently contact the Fund and request to receive distributions by check.

Supplement dated May 2, 2011 to the Institutional Class Prospectuses each dated February 1, 2011, as may be revised or supplemented from time to time for the following Funds:

Loomis Sayles High Income Opportunities	Loomis Sayles Securitized Asset Fund
Fund

Effective immediately, the paragraph under the sub-section “Small Account Policy” within the section “How to Purchase Shares” of the Prospectuses is amended and restated as follows:

Minimum Balance Policy. In order to address the relatively higher costs of servicing smaller fund positions, on an annual basis each Fund may close an account and send the account holder the proceeds if the account falls below $50 for direct accounts and $500 for networked accounts. The valuation of account balances for this purpose and the liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year.

Certain accounts such as those using the Loomis Sayles’ Funds’ prototype document including IRAs, and accounts associated with wrap fee programs or defined contribution plans, are excepted from the liquidation. However, the Funds reserve the right to liquidate any account with a balance of one share or less regardless of the account type.

Effective immediately, the following paragraph is removed from the sub-section “By Mail” within the section “How to Redeem Shares”:

If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

Effective immediately, the following paragraph is added after bulleted items under the section “Dividends and Distributions” of the Prospectuses:

If a dividend or capital gain distribution check remains uncashed for six months or is undeliverable by the United States Postal Service and your account is still open, the Fund will reinvest the dividend or distribution in additional shares of the Fund promptly after making this determination and the check will be canceled. In addition, future dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund unless you subsequently contact the Fund and request to receive distributions by check.

NATIXIS FUNDS

Supplement dated May 2, 2011 to the Natixis Statement of Additional Information (the “SAI”) dated February 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund

Loomis Sayles Disciplined Equity Fund

Loomis Sayles Global Equity and Income Fund

Loomis Sayles Growth Fund

Loomis Sayles High Income Fund

Loomis Sayles International Bond Fund

Loomis Sayles Investment Grade Bond Fund Loomis Sayles Limited Term Government and Agency Fund Loomis Sayles Mid Cap Growth Fund Loomis Sayles Strategic Income Fund Loomis Sayles Value Fund

Effective immediately, all references to “RiskMetrics Group” are replaced with “Institutional Shareholder Services Inc.”

Effective immediately, the tables for Class A shares in the sub-section “Core Plus Bond Fund, High Income Fund, International Bond Fund, Investment Grade Bond Fund, Limited Term Government and Agency Fund and Strategic Income Fund (the “Income Funds”)” under the section “Investment Advisory and Other Services” are amended and restated as follows:

Cumulative Investment	Maximum Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)	Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
Less than $100,000	4.50%	4.00%	0.25%	4.25%
$100,000 - $249,999	3.50%	3.00%	0.25%	3.25%
$250,000 - $499,999	2.50%	2.15%	0.25%	2.40%
$500,000 - $999,999	2.00%	1.70%	0.25%	1.95%

Investments of $1 million or more (1)
First $3 million	none	1.00%	0.25%	1.25%
Excess over $3 million	none	0.50%	0.25%	0.75%

Investments with no Sales Charge (2)	none	0.00%	0.25%	0.25%

Limited Term Government and Agency Fund

Cumulative Investment	Maximum Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)	Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
Less than $100,000	3.00%	2.70%	0.25%	2.95%
$100,000 - $249,999	2.50%	2.15%	0.25%	2.40%
$250,000 - $499,999	2.00%	1.70%	0.25%	1.95%
$500,000 - $999,999	1.25%	1.00%	0.25%	1.25%

Investments of $1 million or more (1)
First $3 million	none	1.00%	0.25%	1.25%
Excess over $3 million	none	0.50%	0.25%	0.75%

Investments with no Sales Charge (2)	none	0.00%	0.25%	0.25%

(1)	Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers or market declines. For example, if a shareholder has accumulated investments in excess of $3 million and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

(2)	Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for Classes A, B and C shares of the Income Funds in the section “How Sales Charges Are Calculated.” Also refers to any Class C share accounts established prior to December 1, 2000.

Effective immediately, the tables for Class A shares in the sub-section “Disciplined Equity Fund, Global Markets Fund, Growth Fund, Mid Cap Growth Fund and Value Fund (the “Equity Funds”)” under the section “Investment Advisory and Other Services” are amended and restated as follows:

Cumulative Investment	Maximum Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)	Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
Less than $50,000	5.75%	5.00%	0.25%	5.25%
$50,000 - $99,999	4.50%	4.00%	0.25%	4.25%
$100,000 - $249,999	3.50%	3.00%	0.25%	3.25%
$250,000 - $499,999	2.50%	2.15%	0.25%	2.40%
$500,000 - $999,999	2.00%	1.70%	0.25%	1.95%

Investments of $1 million or more (1)
First $3 million	None	1.00%	0.25%	1.25%
Excess over $3 million	None	0.50%	0.25%	0.75%

Investments with no Sales Charge (2)	None	0.00%	0.25%	0.25%

(1)	Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers or market declines. For example, if a shareholder has accumulated investments in excess of $3 million and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.
(2)	Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for Classes A, B and C shares of the Loomis Sayles Funds in the section “How Sales Charges Are Calculated.”

Effective immediately, the third paragraph under the section “How to Buy Shares” is amended and restated as follows:

You may also use Natixis Funds Personal Access Line® (800-225-5478, press 1) or Natixis Funds website (ga.natixis.com) to purchase Fund shares. For more information, see the section “Shareholder Services” in this Statement.

Effective immediately, the sub-section “Minimum Balance Policy” within the section “Shareholder Services” is amended and restated as follows:

The Funds’ minimum balance policy is described in the Prospectuses.

Effective immediately, the first paragraph in the sub-section “Automatic Investment Plans (Class A and Class C Shares)” within the section “Shareholder Services” is amended and restated as follows:

Subject to each Fund’s investor eligibility requirements, investors may automatically invest in additional shares of a Fund on a monthly basis by authorizing the Distributor to draw checks on an investor’s bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, and are forwarded to Boston Financial for investment in the Fund. A plan in Class A and Class C shares may be opened with an initial investment of $1,000 or the fund minimum for Class Y shares or more and thereafter regular monthly checks of $50 or more will be drawn on the investor’s account. (Shareholders with accounts participating in Natixis Funds Investment Builder Program prior to May 1, 2005 may continue to make subsequent purchases of $25 or more into those accounts). The reduced minimum initial investment pursuant to an automatic investment plan for Class A and Class C shares is referred to in the Prospectuses. A Service Options Form must be completed to open an automatic investment plan and may be obtained by calling the Funds at 800-225-5478 or your investment dealer or by visiting the Funds’ website at ga.natixis.com.

Effective immediately, the second paragraph in the sub-section “Retirement Plans and Other Plans Offering Tax Benefits (Classes A and C Shares)” within the section “Shareholder Services” is amended and restated as follows:

The minimum initial investment available to retirement plans and other plans offering tax benefits is referred to in the Prospectuses. For these plans, initial investments in a Fund for Class A and Class C shares must be at least $1,000 for IRAs and Keogh plans using the Natixis Funds prototype document and $500 for Coverdell Education Savings Accounts and at least $100 for any subsequent investments. There is no initial or subsequent investment minimum for SIMPLE IRAs using the Natixis Funds prototype documents. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). These types of accounts may be subject to fees. Plan documents and further information can be obtained from the Distributor.

Effective immediately, the following paragraph is to be added to the sub-section “Exchange Privilege” within the section “Shareholder Services”:

Class A shares of a fund acquired by Trustees, former Trustees, employees of affiliates of the Natixis Funds, individuals who are affiliated with any Natixis Fund (including spouses, parents, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans (collectively, “Natixis affiliated shareholders”) may be exchanged for Class Y shares of the same fund without payment of a CDSC. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

Effective immediately, the sub-section “Cumulative Purchase Discount” within the section “Reduced Sales Charges” is amended and restated as follows:

A Fund shareholder may make an initial or an additional purchase of Class A shares and be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder’s “total investment” in the Fund reaches the breakpoint for a reduced sales charge in the table in the section “How Sales Charges Are Calculated – Class A Shares” in the Class A, B and C Prospectuses. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of the Natixis Funds held by the shareholder in one or more accounts. Certain shares held through Loomis Sayles Distributors, L.P. may not be eligible for this privilege. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of the Natixis Funds with a value at the current public offering price of $80,000 makes an additional purchase of $20,000 of Class A shares of the Natixis Funds, the reduced sales charge will apply to the entire amount of the additional investment.

Effective immediately, the third paragraph under the section “Distributions” is amended and restated as follows:

If you elect to receive your dividends in cash and the dividend checks sent to you are returned as “undeliverable” to the Funds or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

LOOMIS SAYLES FUNDS

Supplement dated May 2, 2011 to the Admin, Retail and Institutional Class Statement of Additional Information dated February 1, 2011, as may be revised or supplemented from time to time for the following funds:

Loomis Sayles Bond Fund Loomis Sayles Global Bond Fund	Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small Cap Growth Fund Loomis Sayles Small Cap Value Fund

Supplement dated May 2, 2011 to the Institutional Class Statement of Additional Information, dated February 1, 2011, as may be revised or supplemented from time to time for the following Funds:

Loomis Sayles Fixed Income Fund Loomis Sayles Institutional High Income Fund	Loomis Sayles Investment Grade Fixed Income Fund

Effective immediately, all references to “RiskMetrics Group” are replaced with “Institutional Shareholder Services Inc.”

Effective immediately, the following paragraph is added before the first paragraph of the sub-section “Exchange Privilege” under the section “Shareholder Services”:

Institutional Class shares of the Funds are available to Fund trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, siblings, grandparents, grandchildren and in-laws of those mentioned) with no initial or subsequent investment minimum. Retail shares of a Fund currently held by these individuals can be exchanged to Institutional shares of the same Fund. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.